Finance Lease Obligations (Schedule of Finance Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 912	$ 3,101
Less: future finance charges	(6)	(67)
Present value of minimum lease payments	906	3,034
Current portion	906	2,128
Non-current portion of finance lease obligations		906
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 912	2,189
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		$ 912